Related Party Balances and Transactions	9 Months Ended
Sep. 30, 2011
Related Party Balances and Transactions
Related Party Balances and Transactions

14. Related Party Balances and Transactions

        Amounts due from related parties are comprised of the following:

	December 31, 2010	September 30, 2011
	$	$
Customer and supplier	19,447	20,266
Other	—	1,490,281

Total amounts due from related parties	19,447	1,510,547

        Amounts due to related parties are comprised of the following:

	December 31, 2010	September 30, 2011
	$	$
Management	787,500	525,000
Other	4,367,157	590,760

Total amounts due to related parties	5,154,657	1,115,760

(a)    Customer and supplier

        Transactions with customers who are related parties are as follows:

	Nine Months Ended September 30,
	2010	2011
	$	$
Revenue—Shanghai Yueshun Real Estate Development Co., Ltd.	5,914	—

	December 31, 2010	September 30, 2011
	$	$
Accounts receivable—Shanghai Yueshun Real Estate Development Co., Ltd.	19,447	20,266

        Shanghai Yueshun Real Estate Development Co., Ltd. is partially owned by Mr. Xin Zhou, the Group's executive chairman.

(b)    Management

        The amount due to management represents consideration paid by management for unvested restricted shares.

(c)    Affiliates

        Amounts due from (to) affiliates are comprised as the following:

	December 31, 2010	September 30, 2011
	$	$
Shanghai Yueshun Real Estate Development Co., Ltd.(1)	(6,077)	256,360
Beijing China Real Estate Research Association Technology Ltd(2)	—	6,521
Shanghai Shangyou Property Management Co. Ltd(3)	—	1,227,400
Shanghai Jin Yue Real Estate Development Co., Ltd.(4)	(361,080)	(376,296)
Shanghai Shangyou Property Management Co. Ltd.(5)	—	(214,464)
E-House China Real Estate Investment Fund I, L.P.(6)	(4,000,000)	—

Notes:

(1)
Xin Zhou is a director of the entity. The amount payable as of December 31, 2010 is the rental income received by the Group on behalf of the entity. The amount receivable as of September 30, 2011 is the rental cost paid by the group on behalf of the entity.

(2)
Entity is a joint venture formed by the Group with "CRERA", the group own 51% equity of the entity. The amount receivable is expense paid by Shanghai CRIC Information Technology Co., Ltd. on behalf of the entity.

(3)
Xin Zhou is legal representative of the entity. The amount is paid by Firmway's wholly subsidiary, Yike Network technology (Shanghai) Co., Ltd, on behalf of the entity which was paid before the acquisition of Firmway. As of September 30, 2011, the balance was unsecured, interest free and had no fixed repayment term.

(4)
Xin Zhou is a director of the entity. The amount payable is rental expense paid by the entity on behalf of E-Commercial (Shanghai) Real Estate Advisory Co, Ltd.

(5)
Xin Zhou is legal representative of the entity. As of September 30, 2011, the balance payable was rental prepayment from the entity.
(6)
Entity is partially owned by Xin Zhou and Neil Nanpeng Shen, directors of the Company (note (d) below). In December 2010, the Group received $4 million on behalf of E-House China Real Estate Investment Fund I, L.P., which was unsecured, interest free and had no fixed repayment term. The amount was repaid in January 2011.

(d)    Real Estate Investment Fund Management

        In January 2008, the Group formed E-House China Real Estate Investment Fund I, L.P. (the "Fund"), which seeks to invest in China's real estate sector through diversified investment strategies at all levels of the real estate value chain. The Group's 51% owned subsidiary, E-House Real Estate Asset Management Limited, acts as the Fund's general partner. The general partner will receive annual management fee and carried interest on a success basis. Major investors of the Fund include institutions and high net worth individuals. Mr. Xin Zhou, the Group's executive chairman, and Mr. Neil Nanpeng Shen, director of the Company, invested a total of $28 million in the Fund. They are also among the minority shareholders of the general partner. The Group has no investment in the Fund. The Group earned $0.75 million and $0.19 million in management fees from the Fund during the nine months ended September 30, 2010 and 2011.

        In January 2010, the Group formed E-House Shengyuan Equity Investment Center ("Shengyuan Center"), which seeks to make equity investments in areas deemed suitable by the general partner. The Group's 51% owned subsidiary, Shanghai Yidezeng Equity Investment Center, acts as Shengyuan Center's general partner. The general partner will receive annual management fees and carried interest on a success basis. Mr. Xin Zhou, the Group's executive chairman, had an investment commitment of RMB40 million (equivalent to $5.9 million) to the Shengyuan Center, half of which was paid in February 2010. The Group earned $1.0 million and $1.1 million in management fees from Shengyuan Center in during the nine months ended September 30, 2010 and 2011 respectively.

        In April 2010, the Group formed E-House Shengquan Equity Investment Center ("Shengquan Center"), which seeks to invest in China's real estate sector through diversified investment strategies at all levels of the real estate value chain. The Group's 51% owned subsidiary, Shanghai Yidezeng Equity Investment Center, acts as Shengquan Center's general partner. The general partner will receive annual management fee and carried interest on a success basis. Mr. Xin Zhou, the Group's executive chairman, had an investment commitment of RMB9 million ($1.4 million) to Shengquan Center, half of which was paid in May 2010. The Group earned $0.2 million and $0.4 million in management fees from Shengquan Center in during the nine months ended September 30, 2010 and 2011 respectively.